Contract Liabilities	6 Months Ended
Jun. 30, 2026
Other Liabilities Disclosure [Abstract]
Contract Liabilities	Contract Liabilities
Contract liabilities consisted of the following:

	December 31, 2025	June 30, 2026	June 30, 2026
	HK$	HK$	US$
	(Audited)	(Unaudited)	(Unaudited)
Billings in advance of performance obligation under contracts, current	8,761,074	1,573,049	200,593
Billings in advance of performance obligation under contracts, non-current	-	-	-
The Company’s contract liabilities include payments received in advance of performance under trading solution service contracts, which will be recognized as revenue as the Company executed the trading solution services with customers under the contract, as well as the deferred installation and customization service fee received from trading solution services.
The movement in contract liabilities was as follows:

	December 31, 2025	June 30, 2026	June 30, 2026
	HK$	HK$	US$
	(Audited)	(Unaudited)	(Unaudited)
Beginning balance	8,774,162	8,761,074	1,117,199
Decrease in contract liabilities as a result of recognizing revenue during the year was included in the contract liabilities at the beginning of the year	(13,501,218)	(8,436,925)	(1,075,864)
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts	13,488,130	1,248,900	159,258
Ending balance	8,761,074	1,573,049	200,593
Less: Amount expected to be recognized as revenue beyond 12 months	-	-	-
Amount expected to be recognized as revenue in 12 months	8,761,074	1,573,049	200,593